Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Fair Value of RSU and PSU Awards Measured Using the Share Price at the Grant Date

The fair values of the Restricted Share Unit (RSU) and Performance Share Unit (PSU) awards were measured using the share price on the grant date adjusted for expected annual dividend yield of 0.30% as these RSU and PSU awards do not have the right to receive ordinary dividends prior to vesting.

Long Term Incentive Plan 2023 -2027
Granted in 2023
Performance Share Units (PSUs)	EUR 16.44
Restricted Share Units (RSUs) - I Installment	EUR 16.54
Restricted Share Units (RSUs) - II Installment	EUR 16.49
Restricted Share Units (RSUs) - III Installment	EUR 16.44

Summary of Unvested Number of PSUs and RSUs

Changes to the unvested number of PSU and RSU awards under all equity incentive plans of the Group are as follows:

number of shares	Outstanding PSUs	Outstanding RSUs
At January 1, 2023	—	—
Granted (*)	145,670	145,670
Forfeited	(1,390)	(1,390)
At December 31, 2023	144,280	144,280

*Granted under Performance Shares Plan 2023-2027 and Restricted Shares Plan 2023-2027